Capital Management - Main Credit Ratings of ING (Detail)	6 Months Ended
Jun. 30, 2020
Standard & Poor [Member]
Disclosure of Capital Management [Line Items]
Credit rating status long term	A-
Moody's [Member]
Disclosure of Capital Management [Line Items]
Credit rating status long term	Baa1
Fitch [Member]
Disclosure of Capital Management [Line Items]
Credit rating status long term	A+
ING Bank N.V. [member] | Standard & Poor [Member]
Disclosure of Capital Management [Line Items]
Credit rating status long term	A+
Credit rating status short term	A-1
ING Bank N.V. [member] | Moody's [Member]
Disclosure of Capital Management [Line Items]
Credit rating status long term	Aa3
Credit rating status short term	P-1
ING Bank N.V. [member] | Fitch [Member]
Disclosure of Capital Management [Line Items]
Credit rating status long term	AA-
Credit rating status short term	F1+